Investments, Loans and LT Receivables Textuals (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Mar. 31, 2019	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2012
Schedule Of Equity Method Investments [Line Items]
Retained Earning Equity Method				$ 32.0
Equity Method Investment Dividends				1,378.0	$ 1,226.0	$ 605.0
Letters of Credit [Abstract]
Book value of equity method investment				8,234.0	9,005.0
Income (Loss) From Equity Method Investments				$ 779.0	1,074.0	772.0
Australia Pacific LNG [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership percentage in equity investment				37.50%
Letters of Credit [Abstract]
Total amount under revolving credit facilities							$ 8,500.0
Line of Credit Facility, Frequency of Payments				bi-annual
Balance Outstanding On Credit Facility				$ 6,700.0
Long Term Debt Refinanced Amount		$ 3,200.0
Before-Tax Loss - Equity method investments			$ 2,384.0
Book value of equity method investment				7,228.0
Historical cost basis				6,751.0
Difference between estimated value and book value of equity method investment				477.0
Amortizable portion of the basis difference in PPE				$ 36.0	$ 44.0	$ 100.0
Australia Pacific LNG [Member] | Export-Import Bank of US [Member]
Letters of Credit [Abstract]
Total amount under revolving credit facilities							2,900.0
Australia Pacific LNG [Member] | Export-Import Bank of China [Member]
Letters of Credit [Abstract]
Total amount under revolving credit facilities							2,700.0
Early Repayment of Senior Debt	$ 1,400.0	1,000.0
Line of Credit Facility, Frequency of Payments				bi-annual
Australia Pacific LNG [Member] | U S Private Placement Bond [Member]
Letters of Credit [Abstract]
Total amount under revolving credit facilities	$ 1,400.0
Australia Pacific LNG [Member] | Australian and International Commercial Bank Syndicate [Member]
Letters of Credit [Abstract]
Total amount under revolving credit facilities							$ 2,900.0
Early Repayment of Senior Debt		2,200.0
Australia Pacific LNG [Member] | Commerical Banks [Member]
Letters of Credit [Abstract]
Line of Credit Facility, Frequency of Payments				bi-annual
Long Term Debt Refinanced Amount		2,600.0
Australia Pacific LNG [Member] | U S Private Placement Bond Two [Member]
Letters of Credit [Abstract]
Total amount under revolving credit facilities		$ 600.0
Line of Credit Facility, Frequency of Payments				bi-annual
Australia Pacific LNG [Member] | Origin Energy [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership percentage in equity investment				37.50%
Australia Pacific LNG [Member] | Sinopec [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership percentage in equity investment				25.00%
QG3
Schedule Of Equity Method Investments [Line Items]
Ownership percentage in equity investment				30.00%
Letters of Credit [Abstract]
Total amount under revolving credit facilities				$ 4,000.0
Line of Credit Facility, Frequency of Payments				Semi-annual
Book value of equity method investment				$ 797.0
Loans to related parties				335.0
QG3 | Credit Agencies [Member]
Letters of Credit [Abstract]
Total amount under revolving credit facilities				1,300.0
QG3 | Commerical Banks [Member]
Letters of Credit [Abstract]
Total amount under revolving credit facilities				1,500.0
QG3 | ConocoPhillips [Member]
Letters of Credit [Abstract]
Total amount under revolving credit facilities				$ 1,200.0
QG3 | Mitsui & Co, Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership percentage in equity investment				1.50%
QG3 | Qatar Petroleum [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership percentage in equity investment				68.50%